New Accounting Pronouncements (Details) - Adjustments for New Accounting Pronouncement [Member] $ in Millions	12 Months Ended
Dec. 31, 2014 USD ($)
Debt Issuance Cost	$ 88.5
Appalachian Power Co [Member]
Debt Issuance Cost	21.6
Indiana Michigan Power Co [Member]
Debt Issuance Cost	7.8
Ohio Power Co [Member]
Debt Issuance Cost	10.3
Public Service Co Of Oklahoma [Member]
Debt Issuance Cost	4.3
Southwestern Electric Power Co [Member]
Debt Issuance Cost	$ 8.1